Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Schedule Of Loans Acquired [Table Text Block]
$ 107,760
(1,531)
106,229
17,318
$ 88,911

Pamrapo Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Consideration Paid, Net Assets and Liabilities Acquired [Table Text Block]

The results of Pamrapo’s operations are included in our Consolidated Statements of Operations from the date of acquisition.  In connection with the merger, the consideration paid and the net assets acquired were recorded at estimated fair value on the date of acquisition, as summarized in the following table, (in thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$38,645

Recognized amounts of identifiable assets acquired and liabilities assumed, at fair value
Cash and cash equivalents	$22,979
Investment securities	86,770
Loans receivable	412,142
Federal Home Loan Bank of New York stock	2,878
Property held for sale	1,017
Premises and equipment	5,938
Other real estate owned	789
Interest receivable	1,905
Deferred income taxes	1,820
Other assets	1,264
Deposits	(435,810)
Borrowings	(43,815)
Other liabilities	(6,650)

Total identifiable net assets	51,227

Gain on bargain purchase recognized in non-interest income	$12,582

Schedule Of Loans Acquired [Table Text Block]
$ 649,871
(7,924)
641,947
229,805
$ 412,142

Pro Forma, Twelve Months Ended [Table Text Block]

	Pro forma
	Twelve months ended
	December 31, 2011	December 31, 2010

Net interest income	$41,734	$28,363
Noninterest income	2,452	15,480
Noninterest expense	30,864	25,203
Net income	6,237	14,475

Allegiance Community Bank [Member]
Business Acquisition [Line Items]
Consideration Paid, Net Assets and Liabilities Acquired [Table Text Block]

The results of Allegiance’s operations are included in our Consolidated Statements of Operations from the date of acquisition. In connection with the merger, the consideration paid and the net assets acquired were recorded at the estimated fair value on the date of acquisition, as summarized in the following table (In thousands).

Consideration paid
BCB Community Bancorp, Inc. common stock issued	$ 6,167
Cash paid on fractional shares	1
$ 6,168

Estimated amounts of identifiable assets acwquired and liabilities assumed, at fair value
Cash and cash equivalents	$5,902
Investment securities	34,969
Loans receivable	88,911
Federal Home Loan Bank of New York stock	819
Premises and equipment	1,618
Interest Receivable	443
Deferred income taxes	1,418
Other assets	1,057
Deposits	(111,365)
Borrowings	(15,458)
Other liabilities	(984)

Total identifiable net assets	7,330

Gain on bargain purchase recognized in non-interest income	$ 1,162